Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 77,064	$ 101,303	$ 63,924
Adjustments to reconcile net income to net cash (used) provided by operating activities:
Depreciation	6,761	5,358	4,471
Amortization	2,037	1,677	431
Net (income) loss attributable to noncontrolling interest	(20)	18	77
Provision for loan and lease losses	11,745	11,775	16,000
Provision for losses on foreclosed assets	1,713	9,525	8,960
Write down of other assets		1,250
Net amortization (accretion) of investment securities AFS	190	426	(585)
Net gains on investment securities AFS	(457)	(933)	(4,544)
Originations and purchases of mortgage loans held for sale	(252,998)	(154,168)	(188,120)
Proceeds from sales of mortgage loans held for sale	234,539	150,562	180,371
Accretion of loans covered by FDIC loss share agreements	(61,820)	(66,135)	(17,141)
Accretion of FDIC loss share receivable, net of amortization of FDIC clawback payable	(7,375)	(10,141)	(2,429)
Gains on sales of other assets	(6,809)	(3,738)	(802)
Gains on merger and acquisition transactions	(2,403)	(65,708)	(35,019)
Deferred income tax (benefit) expense	(7,808)	11,866	8,195
Increase in cash surrender value of BOLI	(2,767)	(2,307)	(2,151)
Tax benefit on exercise of stock options and vesting of common stock under restricted stock plan	(1,538)	(870)	(535)
Stock-based compensation expense	2,607	1,528	833
Changes in assets and liabilities:
Accrued interest receivable	887	1,551	1,430
Other assets, net	3,792	13,637	6,519
Accrued interest payable and other liabilities	(12,784)	14,844	1,015
Net cash (used) provided by operating activities	(15,444)	21,320	40,900
Cash flows from investing activities:
Proceeds from sales of investment securities AFS	43,177	94,676	255,232
Proceeds from maturities/calls/paydowns of investment securities AFS	57,342	31,052	59,887
Purchases of investment securities AFS	(63,064)	(13,453)	(121,086)
Net (advances) repayments of loans and leases	(216,328)	(27,216)	38,195
Payments received on loans covered by FDIC loss share agreements	211,787	205,788	46,150
Payments received from FDIC under loss share agreements	143,997	109,001	20,110
Net decrease in covered assets and FDIC loss share receivable	21,915	8,122	288
Purchases of premises and equipment	(46,099)	(21,138)	(16,881)
Proceeds from sales of other assets	64,750	41,847	23,507
Purchase of BOLI	(59,000)		(10,200)
Cash received from (invested in) unconsolidated investments and noncontrolling interest	323	(1,795)	(4,575)
Net cash proceeds received in merger and acquisition transactions	28,542	365,394	201,473
Net cash provided by investing activities	187,342	792,278	492,100
Cash flows from financing activities:
Net increase (decrease) in deposits	13,602	(711,568)	(440,624)
Net repayments of other borrowings	(21,083)	(73,111)	(113,948)
Net decrease in repurchase agreements with customers	(3,260)	(11,262)	(883)
Proceeds from exercise of stock options	3,979	4,032	2,825
Tax benefit on exercise of stock options and vesting of common stock under restricted stock plan	1,538	870	535
Repurchase of common stock under restricted stock plan	(341)
Cash dividends paid on common stock	(17,293)	(12,661)	(10,170)
Net cash used by financing activities	(22,858)	(803,700)	(562,265)
Net increase (decrease) in cash and cash equivalents	149,040	9,898	(29,265)
Cash and cash equivalents - beginning of year	58,927	49,029	78,294
Cash and cash equivalents - end of year	$ 207,967	$ 58,927	$ 49,029